Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total cost	$ 4,176	$ 4,409
Total accumulated depreciation	3,018	2,870
Depreciated cost	1,158	1,539
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,130	2,412
Total accumulated depreciation	1,876	1,891
Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	431	380
Total accumulated depreciation	296	263
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	184	186
Total accumulated depreciation	47	40
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,431	1,431
Total accumulated depreciation	$ 799	$ 676